Investment Securities (Tables)	12 Months Ended
Dec. 31, 2024
Investment Securities [Abstract]
Schedule of Short Term Investments, Debt Securities and Convertible Bonds

Investment securities consist of short term investments ,debt securities and convertible bonds.

	Note	December 31, 2023	December 31, 2024
		RMB	RMB
Short term investments	(a)	146,486,668	38,695,647
Debt securities	(b)	231,922,043	187,357,047
Convertible bonds	(c)	35,499,500	40,876,080
Total		413,908,211	266,928,774

Schedule of Carrying Amount and Fair Value of the Investment Securities

The carrying amount and fair value of the investment securities by major security type and class of security as of December 31, 2023 and 2024 was as follows:

	Aggregate cost basis	Profits and losses from fair value changes	Aggregate fair value
	RMB	RMB	RMB
As of December 31, 2024:
Wealth management products	38,695,647	-	38,695,647
Total	38,695,647	-	38,695,647

	Aggregate cost basis	Profits and losses from fair value changes	Aggregate fair value
	RMB	RMB	RMB
As of December 31, 2023:
Wealth management products	151,456,194	(4,969,526)	146,486,668
Total	151,456,194	(4,969,526)	146,486,668